Dividends	6 Months Ended
Jun. 30, 2024
Dividends1 [Abstract]
Dividends	Note 10 - Dividends
(Amounts in thousands, except per share and per unit data)
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. Prices per share and shares outstanding have been retroactively adjusted for all reporting periods.
The following table summarizes the Group's dividends declared and paid on the dates indicated:

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 15, 2023	$0.875	£0.6844	March 1, 2024	March 28, 2024	47,221	$41,319
April 10, 2024	$0.290	£0.2283	May 24, 2024	June 28, 2024	47,063	13,648
Paid during the six months ended June 30, 2024						$54,967

	Dividend per Share		Record Date	Pay Date	Shares Outstanding	Gross Dividends Paid
Date Dividends Declared	USD	GBP
November 14, 2022	$0.875	£0.7220	March 3, 2023	March 28, 2023	47,869	$41,885
March 21, 2023	$0.875	£0.6860	May 26, 2023	June 30, 2023	48,165	42,144
Paid during the six months ended June 30, 2023						$84,029
May 9, 2023	$0.875	£0.7040	September 1, 2023	September 29, 2023	48,157	$42,137
September 1, 2023	$0.875	£0.6840	December 1, 2023	December 29, 2023	47,857	41,875
Paid during the year ended December 31, 2023						$168,041
On May 9, 2024 the Group proposed a dividend of $0.29 per share. The dividend will be paid on September 26, 2024 to shareholders on the register on
August 30, 2024. This dividend was not required to be approved by shareholders, thereby qualifying it as an “interim” dividend. No liability was recorded in the Interim Condensed Consolidated Financial Statements in respect of this interim dividend as of June 30, 2024.
Dividends are waived on shares held in the EBT.
Subsequent Events
On August 15, 2024 the Directors recommended a dividend of $0.29 per share. The dividend will be paid on December 27, 2024 to shareholders on the register on November 29, 2024. This dividend was not required to be approved by shareholders, thereby qualifying it as an “interim” dividend. No liability has been recorded in the Interim Condensed Consolidated Financial Statements in respect of this dividend as of June 30, 2024.